Personnel Expenses (Tables)	12 Months Ended
Dec. 31, 2017
Personnel Expenses
Schedule of personnel expenses

	2015	2016	2017
	MCh$	MCh$	MCh$

Remuneration	216,459	228,801	235,765
Bonuses and incentives	44,245	48,927	42,465
Variable Compensation	36,855	42,714	36,471
Lunch and health benefits	25,339	28,474	26,836
Gratifications	24,512	25,486	25,402
Staff severance indemnities	13,386	24,141	21,241
Training expenses	2,546	2,020	3,555
Other personnel expenses	18,046	17,355	17,596

Total	381,388	417,918	409,331